Income Taxes (Summary of Provision for Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 1,952	$ 10,246
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 527	$ 2,766
Income tax (recovery) expense included in net earnings	670	2,559
Adjusted for the effect of:
Impact of foreign tax rates	(139)	(132)
Production-related deductions	(54)	(51)
Non-taxable income	(67)	(98)
Adjustments in respect of prior years	31	(41)
Swiss Tax Reform Adjustment	(134)	0
Other	11	10
Withholding taxes	20	18
Tax Authority Examinations	62	22
Current Year Losses for which no deferred tax asset is recognized	314	0
Non-deductible expenses	25	16
Trinidad [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	(75)	487
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	161	263
Other Countries [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	(537)	342
Country of domicile [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	1,427	5,707
UNITED STATES [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 976	$ 3,447